Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management will base the use of estimates on (a) various assumptions that consider its past experience, (b) the Company’s projections regarding future operations, and (c) general financial market and local and general economic conditions. Actual amounts could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management will base the use of estimates on (a) various assumptions that consider its past experience, (b) the Company’s projections regarding future operations, and (c) general financial market and local and general economic conditions. Actual amounts could differ from those estimates.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and mortgage loans. The Company maintains its cash with one major financial institution. Accounts at the financial institution are insured by the Federal Deposit Insurance Corporation up to $250,000.
Credit risks associated with the Company’s mortgage loan portfolio and related interest receivable are described in Note 3 entitled “Mortgages Receivable.”

Concentrations of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and mortgage loans. The Company maintains its cash with one major financial institution. Accounts at the financial institution are insured by the Federal Deposit Insurance Corporation up to $250,000.
Credit risks associated with the Company’s mortgage loan portfolio and related interest receivable are described in Note 3 entitled “Mortgages Receivable.”

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of long-lived assets
The Company continually monitors events or changes in circumstances that could indicate carrying amounts of long lived assets may not be recoverable. When such events or changes in circumstances occur, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the undiscounted cash flows is less than the carrying amount of these assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair market value of the assets.

Income Tax, Policy [Policy Text Block]
Income Taxes
Subsequent to the Exchange and the IPO, the Company believes it qualifies as a Real Estate Investment Trust (REIT) for federal income tax purposes and intends to make the election to be taxed as a REIT when it files its 2017 federal income tax return. As a REIT, the Company is required to distribute at least 90% of its taxable income to its shareholders on an annual basis. The Company’s qualification as a REIT depends on its ability to meet on a continuing basis, through actual investment and operating results, various complex requirements under the Internal Revenue Code of 1986, as amended, relating to, among other things, the sources of its income, the composition and values of its assets, its compliance with the distributions requirements applicable to REITs and the diversity of ownership of its outstanding common shares. So long as it qualifies as a REIT, the Company, generally, will not be subject to U.S. federal income tax on its taxable income distributed to its shareholders. However, if it fails to qualify as a REIT in any taxable year and does not qualify for certain statutory relief provisions, it will be subject to U.S. federal income tax at regular corporate rates and may also be subject to various penalties and may be precluded from re-electing REIT status for the four taxable years following the year during in which it lost its REIT qualification.
The Company has adopted the provisions of FASB ASC Topic 740-10 “Accounting for Uncertainty in Income Taxes”. The standard prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and disclosure required. Under this standard, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in interest expense. The Company has determined that there are no uncertain tax positions requiring accrual or disclosure in the accompanying financial statements as of June 30, 2017.

Income Taxes
The Company is not a taxpaying entity for federal and state income tax purposes, and thus no income tax expense has been recorded in the financial statements. The income or loss of the Company is taxed to the members on their respective income tax returns.
The Company has adopted the provisions of FASB ASC Topic 740-10 “Accounting for Uncertainty in Income Taxes”. The standard prescribes a recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and disclosure required. Under this standard, an entity may only recognize or continue to recognize tax positions that meet a “more likely than not” threshold. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in interest expense. The Company has determined that there are no uncertain tax positions requiring accrual or disclosure in the accompanying financial statements as of December 31, 2016 and December 31, 2015.
The Company’s Federal and State Partnership tax returns for years prior to 2014 are no longer subject to examination by the taxing authorities.

Property, Plant and Equipment, Policy [Policy Text Block]
Land and Building
Land and building acquired in December 2016, to house the Company’s office facilities is stated at cost. The building will be depreciated using the straight-line method over its estimated useful life of 40 years. Expenditures for repairs and maintenance are charged to expense as incurred.

Land and Building
Land and building acquired in December, 2016, to house the Company’s office facilities is stated at cost. The building will be depreciated using the straight-line method over its estimated useful life of 40 years. Expenditures for repairs and maintenance are charged to expense as incurred.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
The Company recognizes revenues in accordance with ASC 605, which provides guidance on the recognition, presentation and disclosure of revenue in financial statements. ASC 605 outlines the basic criteria that must be met to recognize revenue and provides guidance for disclosure related to revenue recognition policies. In general, the Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery of the product has occurred or services have been rendered, (iii) the sales price charged is fixed or determinable, and (iv) collectability is reasonably assured.
Interest income from the Company’s loan portfolio is earned, over the loan period and is calculated using the simple interest method on principal amounts outstanding. Generally, the Company’s loans provide for interest to be paid monthly in arrears.
Origination fee revenue is recognized ratably over the contractual life of the loan in accordance with ASC 310.

Revenue Recognition
The Company recognizes revenues in accordance with ASC 605, which provides guidance on the recognition, presentation and disclosure of revenue in financial statements. ASC 605 outlines the basic criteria that must be met to recognize revenue and provides guidance for disclosure related to revenue recognition policies. In general, the Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery of the product has occurred or services have been rendered, (iii) the sales price charged is fixed or determinable, and (iv) collectability is reasonably assured.
Interest income from the Company’s loan portfolio is earned, over the loan period and is calculated using the simple interest method on principal amounts outstanding. Generally, the Company’s loans provide for interest to be paid monthly in arrears.
Origination fee revenue is recognized ratably over the contractual life of the loan in accordance with ASC 310.

Deferred Financing Costs [Policy Text Block]	Deferred Financing Costs Costs incurred in connection with the Company’s line of credit, as discussed in Note 6, are amortized over the term of the line of credit, using the straight-line method.

Deferred Financing Costs Costs incurred in connection with the Company’s line of credit, as discussed in Note 6, are amortized over the term of the line of credit, using the straight-line method.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
For the line of credit, mortgage payable and interest-bearing mortgages receivable held by the Company, the carrying amount approximates fair value due to the relative short-term nature of such instruments.

Fair Value of Financial Instruments
For the line of credit, mortgage payable and interest bearing mortgages receivable held by the Company, the carrying amount approximates fair value due to the relative short term nature of such instruments.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share
Basic and diluted earnings per share are calculated in accordance with ASC 260 “Earnings Per Share”. Under ASC 260, basic earnings per share is computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding for the period. The computation of diluted earnings per share is similar to basic earnings per share, except that the denominator is increased to include the potential dilution from the exercise of stock options and warrants for common shares using the treasury stock method. The numerator in calculating both basic and diluted earnings per common share for each period is the reported net income.
Prior to the Exchange, the Company’s business was conducted by SCP, a limited liability company. Accordingly, earnings per share for the six months ended June 30, 2017, does not include the net income per share for the period prior to the Exchange, and there are no earnings per share for the three- and six-month periods ended June 30, 2016.

Subsequent Events, Policy [Policy Text Block]
Subsequent Events
Management has evaluated subsequent events through August 14, 2017 the date on which the financial statements were available to be issued. Based on the evaluation, no adjustments were required in the accompanying financial statements.

Subsequent Events
Management has evaluated subsequent events through April 6, 2017, the date on which the financial statements were available to be issued. Based on the evaluation, no adjustments were required in the accompanying financial statements.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements
In August 2016, the Financial Accounting Standards Board (the “FASB”) issued ASU 2016-15, “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments - a consensus of the Emerging Issues Task Force.” The ASU amends ASC 230 to add or clarify guidance on the classification of certain cash receipts and payments in the statement of cash flows. For public companies that file with the SEC, the standard is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, provided that all of the amendments are adopted in the same period. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.
In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash - a consensus of the FASB Emerging Issues Task Force.” The ASU requires that restricted cash and restricted cash equivalents be included as components of total cash and cash equivalents as presented on the statement of cash flows. For public companies that file with the SEC, the standard is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.
In May 2017, the FASB issued ASU 2017-09, “Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting.” The ASU provides guidance on the types of changes to the terms or conditions of share-based payment awards to which an entity would be required to apply modification accounting under ASC 718. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award changes as a result of the change in terms or conditions. For all entities, the standard is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.
Management does not believe that any other recently issued, but not yet effected, accounting standards if currently adopted would have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements
In January 2016, the FASB issued ASU 2016-01,   “Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” . The ASU intends to provide users of financial statements with more useful information on the recognition, measurement, presentation, and disclosure of financial instruments. For public business entities, the ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2018, and for interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted for certain provisions. The Company does not intend to elect early adoption. This guidance is not expected to have a material impact on the Company’s financial statements.
In June 2016, the FASB issued ASU 2016-13,   “Financial Instruments — Credit Losses (Topic 326) Measurement of Credit Losses of Financial Instruments” . The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, as well as reasonable and supportable forecasts. For public companies who file with the SEC, the ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For public business entities that are not SEC filers, the ASU is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. For privately held companies, ASU-2016-13 is effective for fiscal years beginning after December 15, 2020, and for interim periods within fiscal years beginning after December 15, 2021. This guidance is not expected to have a material impact on the Company’s financial statements.
In August 2016, the FASB issued ASU 2016-15,   “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments — a consensus of the Emerging Issues Task Force.”   The ASU amends ASC 230 by adding or clarifying guidance on the classification of certain cash receipts and payments in the statement of cash flows. For public business entities, the standard is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, the standard is effective for financial statements issued for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, provided that all of the amendments are adopted in the same period. The Company does not intend to elect early adoption. This guidance is not expected to have a material impact on the Company’s consolidated financial statements.
In November 2016, the FASB Issued ASU 2016-18,   “Statement of Cash Flows (Topic 230): Restricted Cash — a consensus of the FASB Emerging Issues Task Force.”   The ASU requires that restricted cash and restricted cash equivalents be include as components of total cash and cash equivalents as presented on the statement of cash flows. For public companies, the standard is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. This guidance is not expected to have a material impact on the Company’s financial statements.
Management does not believe that any other recently issued, but not yet effected, accounting standards if currently adopted would have a material effect on the Company’s financial statements.